3. Mining Option Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Mining Option Agreement
Mining Option Agreement

Note 3 – Mining Option Agreement

On June 30, 2016 the Company signed a non-binding Letter of Intent (“LOI”) with Rio Silver Inc., and on October 24, 2016 the Company executed a definitive Mining Option Agreement (“Option Agreement), pursuant to which Magellan is granted the option to earn an undivided 50% interest in the Niñobamba Silver-Gold Property (“Property”), located 330 kilometers southeast of Lima in the Department of Ayacucho, Peru.

As a condition of the LOI, the Company had paid a refundable $12,000 deposit. This payment was recorded as a deposit and was subsequently used to maintain certain mining concessions on the property.

In addition to the deposit, the Company was obliged to subscribe to two private placement unit financings in Rio Silver, each for aggregate proceeds of Cdn$75,000. The Company completed the first unit private placement on August 23, 2016. The first placement included 1,500,000 units priced at Cdn$0.05, which included one share of Rio Silver common stock and one warrant to purchase one share of Rio Silver common stock for Cdn$0.05 preliminarily set to expire on February 23, 2018. The cost of the units in the first private placement totaled USD $59,753. The second placement included 1,250,000 units priced at Cdn$0.06, which was completed on January 19, 2017, and included one share of Rio Silver common stock and one warrant to purchase one share of Rio Silver common stock for Cdn$0.06 preliminarily set to expire on July 19, 2018. The cost of the units in the second private placement totaled USD $58,297. Each of these transactions were recorded as an investment in Rio Silver equity securities and included on the accompanying consolidated balance sheets at September 30, 2018 and December 31, 2017. During the nine months ended September 30, 2018, we have recorded an unrealized loss of $24,319 to write-down the investment. The shares of common stock and warrants of Rio Silver have been pledged by the Company to John Power to secure repayment of a $125,000 loan.

Under the terms of the Agreement, the Company had the right to earn an undivided 50% interest in the Niñobamba Silver/Gold Project in central Peru. To earn its 50% interest, the Company was required to spend $2.0 million in exploration over three years. The Niñobamba project is comprised of five concessions that total 36.5 square kilometers (9,026 acres). The concessions include the original Rio Silver concession, three concessions recently acquired from a Peruvian company owned jointly by Newmont Mining Corporation and Southern Peru Copper Corporation, and one concession for which application was made, and which was granted in 2017.

On January 5, 2018, Magellan entered into a Termination Agreement, effective December 31, 2017, with Rio Silver Inc. to mutually terminate the Company’s option to earn an interest in Rio Silver’s Niñobamba exploration property in Peru. In connection with the termination of the agreement, Rio Silver agreed to apply to the TSX Venture Exchange for an 18-month extension of 2,750,000 warrants that Magellan holds in Rio Silver stock, which otherwise would expire in February and July 2018. The TSX Venture Exchange subsequently approved the extensions.

In connection with the termination of the agreement, Magellan agreed to grant Rio Silver a right of first refusal on any sale of the 2,750,000 shares of Rio Silver stock that Magellan currently holds.

Additionally effective in 2018, the Company sold its interest in Magellan Gold Peru S.A.C. for consideration of $1.00. The Company realized a loss on disposition of $567.

Note 4 – Mining Option Agreement

On June 30, 2016 the Company signed a non-binding Letter of Intent (“LOI”) with Rio Silver Inc., and on October 24, 2016 the Company executed a definitive Mining Option Agreement (“Option Agreement), pursuant to which Magellan is granted the option to earn an undivided 50% interest in the Niñobamba Silver-Gold Property (“Property”), located 330 kilometers southeast of Lima in the Department of Ayacucho, Peru.

As a condition of the LOI, the Company paid a refundable $12,000 deposit. This payment was recorded as a deposit and subsequently used to maintain certain mining concessions on the property.

In addition to the deposit, the Company was obliged to subscribe to two private placement unit financings in Rio Silver, each for aggregate proceeds of Cdn$75,000. The Company completed the first unit private placement on August 23, 2016. The first placement included 1,500,000 units priced at Cdn$0.05, which included one share of Rio Silver common stock and one warrant to purchase one share of Rio Silver common stock for Cdn$0.05 which expire on February 23, 2018. The cost of the units in the first private placement totaled USD $59,753. The second placement included 1,250,000 units priced at Cdn$0.06, which was completed on January 19, 2017, and included one share of Rio Silver common stock and one warrant to purchase one share of Rio Silver common stock for Cdn$0.06 which expire on July 19, 2018. The cost of the units in the second private placement totaled USD $58,297. Each of these transactions were recorded as an investment in Rio Silver equity securities and included on the accompanying consolidated balance sheets at December 31, 2017 and December 31, 2016.

Under the terms of the Agreement, the Company acquired the right to earn an undivided 50% interest in the Niñobamba Silver/Gold Project in central Peru. To earn its 50% interest, the Company must spend $2.0 million in exploration over three years. The Niñobamba project is comprised of five concessions that total 36.5 square kilometers (9,026 acres). Effective December 31, 2017, the Company agreed with Rio Silver to terminate the option agreement, thereby terminating the Company’s option to earn an interest in the Niñobamba Silver/Gold Project. The Company retained its ownership of Rio Silver stock, which has been pledged to secure Mr. Power's note in the principal amount of $125,000.

In connection with the termination of the agreement, Rio Silver agreed, subject to regulatory approval and under certain conditions, to apply to the TSX Venture Exchange for an 18-month extension of 2,750,000 warrants that Magellan holds in Rio Silver stock, which otherwise would expire in February and July 2018. The TSX Venture Exchange subsequently approved the extensions. Those Rio Silver warrants have been pledged to secure Mr. Power's note in the principal amount of $125,000.

Also in connection with the termination of the agreement, Magellan agreed to grant Rio Silver a right of first refusal on any sale of the 2,750,000 shares of Rio Silver stock that Magellan currently holds.